Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive (Loss) Income [1]	Retained Earnings
Beginning balance at Sep. 30, 2013	$ 3,274,783	$ 4,199	$ 2,878,898	$ (2,785,071)	$ 632	$ 3,176,125
Beginning balance, Shares at Sep. 30, 2013		160,062
Comprehensive income:
Net income	422,122					422,122
Other comprehensive income (loss)	(10,604)				(10,604)
Comprehensive income	411,518
Employee stock options exercised	128,136	$ 73	128,063
Employee stock options exercised, Shares		4,395
Repurchase of shares	(372,014)			(372,014)
Repurchase of shares, Shares		(8,425)
Tax benefit from equity-based awards	3,241		3,241
Cash dividends declared	(94,418)					(94,418)
Issuance of restricted stock, net of forfeitures	12	$ 12
Issuance of restricted stock, net of forfeitures, Shares		672
Equity-based compensation expense related to employees	44,578		44,578
Ending balance at Sep. 30, 2014	3,395,836	$ 4,284	3,054,780	(3,157,085)	(9,972)	3,503,829
Ending balance, Shares at Sep. 30, 2014		156,704
Comprehensive income:
Net income	446,163					446,163
Other comprehensive income (loss)	(6,781)				(6,781)
Comprehensive income	439,382
Employee stock options exercised	78,582	$ 39	78,543
Employee stock options exercised, Shares		2,540
Repurchase of shares	(454,020)			(454,020)
Repurchase of shares, Shares		(8,596)
Tax benefit from equity-based awards	4,690		4,690
Cash dividends declared	(102,196)					(102,196)
Issuance of restricted stock, net of forfeitures	8	$ 8
Issuance of restricted stock, net of forfeitures, Shares		502
Equity-based compensation expense related to employees	44,560		44,560
Ending balance at Sep. 30, 2015	$ 3,406,842	$ 4,331	3,182,573	(3,611,105)	(16,753)	3,847,796
Ending balance, Shares at Sep. 30, 2015	151,150	151,150
Comprehensive income:
Net income	$ 409,331					409,331
Other comprehensive income (loss)	22,848				22,848
Comprehensive income	432,179
Employee stock options exercised	$ 89,767	$ 39	89,728
Employee stock options exercised, Shares	2,694	2,694
Repurchase of shares	$ (413,422)			(413,422)
Repurchase of shares, Shares	(7,236)	(7,236)
Tax benefit from equity-based awards	$ 7,788		7,788
Cash dividends declared	(112,300)					(112,300)
Issuance of restricted stock, net of forfeitures	7	$ 7
Issuance of restricted stock, net of forfeitures, Shares		526
Equity-based compensation expense related to employees	42,700		42,700
Ending balance at Sep. 30, 2016	$ 3,453,561	$ 4,377	$ 3,322,789	$ (4,024,527)	$ 6,095	$ 4,144,827
Ending balance, Shares at Sep. 30, 2016	147,134	147,134

[1]	As of September 30, 2016, 2015 and 2014, accumulated other comprehensive income (loss) is comprised of unrealized gain (loss) on derivatives, net of tax, of $12,514, $(12,152) and $(5,522), unrealized gain (loss) on short-term interest-bearing investments, net of tax, of $568, $319 and $(39) and unrealized (loss) on defined benefit plan, net of tax, of $(6,987), $(4,920) and $(4,411).